Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operating expenses
Formation and operating costs	$ 4,730	$ 331,201	$ 761,514	$ 1,177,201	$ 1,034,383	$ 1,768,147
Net loss from operations	(4,730)	(331,201)	(761,514)	(1,177,201)	(1,034,383)	(1,768,147)
Other income
Interest income		51		171
Unrealized income on trust account		357,678	353,596	1,762,208	440,326	1,107,852
Unrealized foreign exchange loss						(15,579)
Total other income		357,729	353,596	1,762,379	440,326	1,092,273
Net income (loss)	$ (4,730)	$ 26,528	$ (407,918)	$ 585,178	$ (594,057)	$ (675,874)
Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)		2,577,138	7,875,000	4,828,244	4,384,615	5,264,384
Basic and diluted earnings (loss) per share
Ordinary shares, basic (in Dollars per share)		$ 0.11	$ (0.03)	$ 0.22	$ 0.85	$ 0.64
Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)	144,232	2,086,875	2,086,875	2,086,875	1,992,967	2,016,637
Basic and diluted earnings (loss) per share
Ordinary shares, basic (in Dollars per share)	$ (0.03)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)	$ (1.99)